Property, Plant and Equipment, Net (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment, Net [Line Items]
Depreciation expenses	¥ 5,028,704	¥ 2,747,323
Property, plant and equipment, net	188,159,300		$ 26,284,372	¥ 197,341,915
Collateral Pledged [Member]
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, net	¥ 181,819,264			¥ 188,432,414